Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Notes to Financial Statements
Change in value of derivative liability	$ (2,465,455)	$ (51,683)	$ (1,068,465)	$ (168,454)	$ 1,112,538	$ (563,432)
Derivative expense			(249,457)		(608,949)	$ (497,213)
Debt Discounts, Conversion Features	681,011		681,011		563,858
Debt Discount, Unamortized	174,572		174,572		356,819
Derivative liabilities	1,912,905		1,912,905		2,607,959
Derivative liabilities